Debt (Details Textual 1) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended																							12 Months Ended
	May 31, 2011	Apr. 30, 2007	Dec. 31, 2011 EUR (€)	Jan. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 16, 2009 USD ($)	Apr. 26, 2007 USD ($)	May 23, 2006 USD ($)	Jul. 08, 2011 Five year senior unsecured revolving credit agreement [Member] USD ($)	Dec. 31, 2008 Five year senior unsecured revolving credit agreement [Member] USD ($)	Jul. 08, 2011 Three year senior unsecured revolving credit agreement [Member] USD ($)	Jul. 08, 2011 Amended Senior Unsecured Revolving Credit [Member] USD ($)	Dec. 28, 2010 Sherwin Williams Luxembourg [Member] EUR (€)	Jul. 19, 2010 Sherwin Williams Luxembourg [Member] EUR (€)	Jul. 19, 2010 Sherwin Williams Canada Inc [Member] CAD	Dec. 31, 2011 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2010 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2011 Letter of Credit [Member] USD ($)	Dec. 31, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2009 Letter of Credit [Member] USD ($)	Dec. 31, 2011 Foreign Programs [Member] USD ($)	Dec. 31, 2010 Foreign Programs [Member] USD ($)	Dec. 31, 2009 Foreign Programs [Member] USD ($)	Dec. 31, 2010 Unsecured Revolving Credit [Member] USD ($)
Debt (Textual) [Abstract]
Short-term borrowing outstanding					$ 346,313	$ 388,592	$ 22,674											$ 264,902	$ 173,490				$ 81,375	$ 215,102	$ 22,674
Weighted average interest rate																		0.20%	0.20%				4.90%	2.90%	8.80%
Maximum letter of credit facility				300,000					500,000	250,000	1,050,000	845,000	500,000	1,300,000	150,000	200,000	75,000
Aggregate amount of credit facility			97,000
Debt Instrument, Face Amount								500,000
Borrowing outstanding under credit agreements																				0	0	0
Termination of senior unsecured revolving credit agreement																										$ 845,000
Credit facility terms	Company entered into a five year credit agreement, which was amended on july 24, 2006. This credit agreement gave the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit	Company entered into two additional five year credit agreements, which were later amended on September 17, 2007 and September 25, 2007